CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Foreign currency translation adjustments, tax portion	$ 0	$ 0	$ 0